Subsequent Events (Details) - USD ($)	1 Months Ended				12 Months Ended
	Mar. 31, 2022	Feb. 28, 2022	Feb. 15, 2022	Oct. 20, 2021	Dec. 31, 2021	Dec. 31, 2020	Feb. 27, 2022
Subsequent Events (Details) [Line Items]
Revenues (in Dollars)					$ 29,600,000	$ 26,800,000
Number of ordinary shares				14,034,930
Loan (in Dollars)						$ 150,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Other Subsequent Events description			Nasdaq Listing Qualifications has provided written notice, that the Group is eligible for another 180 calendar day period, or until August 15, 2022, to regain compliance with Nasdaq’s minimum $1 bid price requirement. The Company has provided written notice, as required by Nasdaq, of our intention to cure the deficiency during the second compliance period by effecting a reverse stock split, if necessary. Compliance can be attained during this additional time period if the closing bid price of the Company’s security is at least $1 per share for a minimum of 10 consecutive business days.
Convertible ordinary shares	40,536,471
Warrant excercised shares	12,430,071
Number of ordinary shares	31,779,686
Issuance of convertible shares	72,316,157
Loan (in Dollars)							$ 1,250
KADI Agreement [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Other Subsequent Events description		i) a payment of $600 in cash previously paid to KADI, ii) the return of 1,043,550 ordinary shares of Borqs previously issued to the owners of KADI, and iii) payment in cash for loss of profit from KADI’s projected business in the amount of $5.3 million. As of the filing of this annual report, the arbitration is in its initial stages and there is no assurance that the outcome of the proceedings will be in favor of Borqs workforce in India [Meember]
Subsequent Events (Details) [Line Items]
Operational costs reduction, percentage					20.00%
Headcount in China [Member]
Subsequent Events (Details) [Line Items]
Operational costs reduction, percentage					40.00%